Supplemental Cash Flow Information - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Collateral held for letters of credit and corporate credit cards	$ 3.4	$ 4.4
Insurance expense	15.0	15.0
Collateral held for international subsidiaries	0.2	0.0
Insurance coverage for company management	$ 32.4	$ 0.0